[LOGO OF   Investing                              [PHOTO OF NEWSPAPER WITH
DOOR       for the                                CALCULATOR APPEARS HERE]
APPEARS    21st
HERE]      Century





Semiannual Report February 28, 1998





                                   EATON VANCE

                                     GROWTH

                                      FUND




[FLAG OF NYSE APPEARS HERE]



                     Global Management-Global Distribution


[PHOTO OF NYSE TRADING
FLOOR APPEARS HERE]

Eaton Vance Growth Fund as of February 28, 1998

INVESTMENT UPDATE

[PHOTO OF THOMAS E. FAUST JR. APPEARS HERE]

Thomas E. Faust Jr.,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . The U.S. economy continued to produce extraordinary performance in the latter part of 1997 and early 1998. Gross Domestic Product - the primary indicator of overall U.S. economic growth - grew at real annual rates of 3.1% and 3.9% in the third and fourth quarters of 1997, respectively. The U.S. civilian unemployment rate reached a 24-year low of 4.6% in February, 1998, down from 5.3% in July, 1997.

 . The inflation rate, which historically has risen during periods of sustained growth and low unemployment, declined in 1997. The Consumer Price Index increased 1.7% last year, down from a 3.3% increase in 1996.

 . The consensus among leading economists is that inflation has remained low due to the effects of global competition, a strong dollar - made even stronger by the Asian currency crisis - and higher productivity brought on by advances in technology.

   The Markets

 . The stock market's excellent performance reflects the healthy economic climate and the strong demand for U.S. stocks. In 1997, the return of the S&P 500 Index exceeded 20% for a record third consecutive year.*

 . As stock valuations rose during 1997, the market became increasingly volatile. After recovering from a correction in the spring, the market experienced a more severe decline of just over 10% in October, sparked by the economic and currency crisis in Asia.

 . As concerns about the impact of the Asian crisis on the U.S. economy dissipated, the market recovered to reach new highs in early 1998. The S&P 500 Index rose 8.4% in the first two months of the year, and, in a change from 1997, smaller-capitalization indices have shown solid returns as well.*

The Fund
--------------------------------------------------------------------------------
   The Past Six Months

 . During the six months ended February 28, 1998, the Fund's Class A shares had a total return of 16.0%. This return resulted from an increase in net asset value (NAV) to $11.80 per share on February 28, 1998 from $10.36 on August 31, 1997 and the reinvestment of $0.195 per share in capital gains distributions./1/

 . The Fund's Class B shares had a total return of 15.6% during the period, the result of an increase in NAV to $18.93 per share from $16.56 and the reinvestment of $0.195 per share in capital gains distributions./2/

 . The Fund's Class C shares had a total return of 15.5% during the period, the result of an increase in NAV to $17.04 per share from $14.94 and the reinvestment of $0.195 per share in capital gains distributions./2/

 . By comparison, the average annual total return for mutual funds in the Lipper Growth Funds Category was 12.7% during this period.*

   Current Strategy and Outlook

 . The Fund seeks to invest primarily in high-quality, established growth companies that are attractively valued and which have identified catalysts for future stock price outperformance.

 . Currently, the Fund sees the greatest opportunities in selected areas of financial services and healthcare. Accordingly, the Fund has made substantial commitments to investments in these two sectors, which constituted 24.5% and 21.4%, respectively, of the assets of the Fund as of February 28, 1998. The Fund's strong performance over the past six months can be attributed largely to the success of its major investments in these two sectors.

 . Looking forward, the Fund continues to see opportunities in the U.S. equity markets, despite the lengthy run-up in stock prices and the elevated current valuation levels. While stock performance can fluctuate in the short term, investing in high-quality growth companies continues to be an attractive way to build wealth over the long term.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1998

Performance/3/                                      Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              31.3%     30.2%     29.2%
Five Years                                            15.8       N.A.      N.A.
Ten Years                                             14.0       N.A.      N.A.
Life of Fund+                                         10.7      22.8      22.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              23.7%     25.2%     28.2%
Five Years                                            14.4       N.A.      N.A.
Ten Years                                             13.3       N.A.      N.A.
Life of Fund+                                         10.5      22.2      22.1

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

Ten Largest Holdings/4/
--------------------------------------------------------------------------------
By total net assets

Sofamor/Danek                                                             4.7%
Warner-Lambert                                                            3.2
Norwest Corp.                                                             3.2
Intel                                                                     3.0
Franklin Resources                                                        2.9
Automatic Data Processing                                                 2.9
Allstate                                                                  2.9
CVS Corp.                                                                 2.9
Elan Corp.                                                                2.8
Sunamerica                                                                2.8

/1/This return does not include the maximum 5.75% sales charge. /2/These returns do not include the Fund's applicable contingent deferred sales charges (CDSC). /3/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect maximum sales charge as noted. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
2% -5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. /4/As of 2/28/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 31.3% of the Portfolio's investments. *It is not possible to invest directly in an Index or Lipper Category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Growth Fund as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998

Assets
--------------------------------------------------------------------------------
Investment in Growth Portfolio, at
   value (Note 1A)                                                  $207,819,491
   (identified cost, $133,463,215)
Receivable for Fund shares sold                                           71,165
Deferred organization expenses (Note 1D)                                  26,001
--------------------------------------------------------------------------------
Total assets                                                        $207,916,657
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                    $    131,345
Payable to affiliate for Trustees' fees (Note 4)                           1,083
Accrued expenses                                                          89,278
--------------------------------------------------------------------------------
Total liabilities                                                   $    221,706
--------------------------------------------------------------------------------
Net Assets for 16,959,008 shares of
    beneficial interest outstanding                                 $207,694,951
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                     $119,353,543
Accumulated net realized gain on
   investments from Portfolio
   (computed on the basis of identified cost)                         13,367,217
Accumulated undistributed net
   investment income                                                     617,915
Net unrealized appreciation of
   investments from Portfolio
   (computed on the basis of identified cost)                         74,356,276
--------------------------------------------------------------------------------
Total                                                               $207,694,951
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                          $187,233,678
Shares Outstanding                                                    15,863,371
Net Asset Value and Redemption Price
   Per Share
   (Net assets / shares of beneficial interest outstanding)         $      11.80
Offering Price Per Share
   (100 / 94.25 of net asset value per share)                       $      12.52
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                          $ 17,955,979
Shares Outstanding                                                       948,598
Net Asset Value, Offering Price and Redemption Price Per
   Share (Note 6)
   (Net assets / shares of beneficial interest outstanding)         $      18.93
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                          $  2,505,294
Shares Outstanding                                                       147,039
Net Asset Value, Offering Price and Redemption Price Per
   Share (Note 6)
   (Net assets / shares of beneficial interest outstanding)         $      17.04
--------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.


Statement of Operations


For the Six Months Ended
February 28, 1998

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from
   Portfolio (net of foreign taxes, $15,031)                        $ 1,365,930
Interest income allocated from Portfolio
   (includes security lending income)                                   312,852
Expenses allocated from Portfolio                                      (677,741)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                $ 1,001,041
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members
   of the Administrator's organization (Note 4)                     $     2,748
Distribution and service fees (Note 5)
   Class A                                                               91,500
   Class B                                                               68,658
   Class C                                                               11,472
Custodian fee                                                            16,839
Transfer and dividend disbursing agent fees                             116,308
Printing and postage                                                     33,906
Legal and accounting services                                             1,866
Registration fees                                                        18,898
Amortization of organization expenses (Note 1D)                           8,055
Miscellaneous                                                             8,464
--------------------------------------------------------------------------------
Total expenses                                                      $   378,714
--------------------------------------------------------------------------------

Net investment income                                               $   622,327
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain --
   Investment transactions (identified cost basis)                  $ 16,647,111
--------------------------------------------------------------------------------
Net realized gain on investment transactions                        $ 16,647,111
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                      $ 11,478,128
   Foreign currency                                                        (166)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                                   $ 11,477,962
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                     $ 28,125,073
--------------------------------------------------------------------------------


Net increase in net assets from operations                          $ 28,747,400
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Growth Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                    Six Months Ended
Increase (Decrease)                 February 28, 1998    Year Ended
in Net Assets                       (Unaudited)          August 31, 1997
--------------------------------------------------------------------------------

From operations --
   Net investment income                 $    622,327       $    290,760

   Net realized gain on
      investment transactions              16,647,111         13,147,791
   Net change in unrealized
      appreciation (depreciation)
      of investments                       11,477,962         29,930,524
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                       $ 28,747,400       $ 43,369,075
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2)--
   From net investment income
      Class A                            $         --       $   (290,760)

   In excess of net investment income
      Class A                                      --           (264,761)

   From net realized gain
      on investments
      Class A                              (3,085,646)       (13,147,791)
      Class B                                (167,919)                --
      Class C                                 (26,850)                --

   In excess of net realized gain
      on investments
      Class A                                      --        (11,492,907)

   From paid-in capital
      Class A                                      --           (599,793)
--------------------------------------------------------------------------------
Total distributions to shareholders      $ (3,280,415)      $(25,796,012)
--------------------------------------------------------------------------------

Transactions in shares of beneficial
   interest (Note 3) --
   Proceeds from sale of shares
      Class A                            $  2,508,225       $  3,859,499
      Class B                               5,232,274                 --
      Class C                               1,438,515                 --

   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                               2,640,702         21,757,950
      Class B                                 149,713                 --
      Class C                                  26,724                 --

   Cost of shares redeemed
      Class A                              (6,710,753)       (15,766,240)
      Class B                              (1,591,781)                --
      Class C                              (1,453,488)                --
--------------------------------------------------------------------------------
Net increase in net assets from Fund
   share transactions                    $  2,240,131       $  9,851,209
--------------------------------------------------------------------------------
Contribution from EV Marathon and
   Classic Growth Funds (Note 8)         $ 14,311,728       $         --
--------------------------------------------------------------------------------


Net increase in net assets               $ 42,018,844       $ 27,424,272
--------------------------------------------------------------------------------
At beginning of period                   $165,676,107       $138,251,835
--------------------------------------------------------------------------------
At end of period                         $207,694,951       $165,676,107
--------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
--------------------------------------------------------------------------------
                                         $    617,915       $     (4,412)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Growth Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                    Six Months Ended                        Year Ended August 31,
                                                    February 28, 1998         ----------------------------------------------------
                                                    (Unaudited)                1997       1996       1995      1994      1993
                                             ------------------------------   ----------------------------------------------------
                                             Class A    Class B    Class C    Class A    Class A    Class A   Class A   Class A
----------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period        $ 10.360   $ 16.560   $ 14.940   $  9.240   $  8.330   $  7.960   $  8.070  $  8.520
----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                $  0.040   $ (0.003)  $ (0.016)  $  0.020   $  0.043   $  0.024   $  0.052  $  0.030
Net realized and unrealized
   gain (loss) on investments                  1.595      2.568      2.311      2.845      1.202      1.086     (0.092)    0.660
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations         $  1.635   $  2.565   $  2.295   $  2.865   $  1.245   $  1.110   $ (0.040) $  0.690
----------------------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                  $     --   $     --   $     --   $ (0.019)  $ (0.035)  $ (0.032)  $ (0.060) $     --
In excess of net investment income                --         --         --     (0.018)        --     (0.018)        --        --
From net realized gain on investments         (0.195)    (0.195)    (0.195)    (0.890)    (0.300)    (0.083)    (0.010)   (1.140)
In excess of net realized gain on
  investments                                     --         --         --     (0.762)        --     (0.607)        --        --
From paid-in capital                              --         --         --     (0.056)        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                         $ (0.195)  $ (0.195)  $ (0.195)  $ (1.745)  $ (0.335)  $ (0.740)  $ (0.070) $ (1.140)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period            $ 11.800   $ 18.930   $ 17.040   $ 10.360   $  9.240   $  8.330   $  7.960  $  8.070
----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                              16.00%     15.62%     15.51%     33.01%     15.38%     15.95%     (0.75)%    7.63%
----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $187,234   $ 17,956   $  2,505   $165,676   $138,252   $130,966   $130,269  $143,264
Ratio of expenses to average net
  assets/(2)/                                   1.04%+     1.87%+     1.93%+     1.01%      0.98%      0.98%      0.95%     0.89%
Ratio of net investment income (loss)
   to average net assets                        0.73%+    (0.04)%+   (0.21)%+    0.19%      0.48%      0.42%      0.61%     0.56%
Portfolio Turnover/(3)/                           --         --         --         --         --         --         89%       84%
----------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 1 Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at February 28, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's or Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   F Other -- Investment transactions are accounted for on a trade-date basis.

   G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial

Eaton Vance Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:


                                       Six Months Ended
                                       February 28, 1998        Year Ended
   Class A                             (Unaudited)              August 31, 1997
   -----------------------------------------------------------------------------
   Sales                                         228,275                373,615

   Issued to shareholders electing
     to receive payment of distribution
     in Fund shares                              249,832              2,219,161

   Redemptions                                  (612,239)            (1,553,297)
   -----------------------------------------------------------------------------

   Net increase (decrease)                      (134,132)             1,039,479
   -----------------------------------------------------------------------------


                                                              Six Months Ended
                                                              February 28, 1998
   Class B                                                    (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                297,955

   Issued to shareholders electing to receive payment of
     distribution in Fund shares                                          8,822

   Redemptions                                                          (90,935)

   Issued to EV Marathon Growth Fund Shareholders                       732,756
   -----------------------------------------------------------------------------

   Net increase                                                         948,598
   -----------------------------------------------------------------------------


                                                              Six Months Ended
                                                              February 28, 1998
   Class C                                                    (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                 91,113

   Issued to shareholders electing to receive payment of
     distribution in Fund shares                                          1,750

   Redemptions                                                          (91,393)

   Issued to EV Classic Growth Fund Shareholders                        145,569
   -----------------------------------------------------------------------------

   Net increase                                                         147,039
   -----------------------------------------------------------------------------


4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.


5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, Class C Plan, the plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares

Eaton Vance Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $54,815 and $8,604 for Class B, and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 28, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $295,000 and $268,000 for Class B and Class C shares respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1998 amounted to $91,500, $13,843, and $2,868 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $11,000 and $2,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,009,106 and $11,100,453, respectively.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On September 1, 1997, EV Traditional Growth Fund acquired the net assets of EV Marathon Growth Fund and EV Classic Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 732,756 and 145,569 Class B and Class C shares, respectively with an aggregate value of $12,137,415 and $2,174,313, including unrealized appreciation of $2,779,440 and $434,357, and a net asset value per share of $16.56 and 14.94, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $179,987,835 with a net asset value of $10.36, $16.56 and $14.94 for Class A, Class B and Class C, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective September 1, 1997, EV Traditional Growth Fund changed its name to Eaton Vance Growth Fund.

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Common Stocks -- 95.9%


                                                          Shares   Value
--------------------------------------------------------------------------------

Aerospace and Defense -- 2.0%
--------------------------------------------------------------------------------
General Motors Corp., Class H                             100,000  $  4,143,750
Is the telecommunications and space subsidiary
of automaker General Motors.
--------------------------------------------------------------------------------
                                                                   $  4,143,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.7%
--------------------------------------------------------------------------------
Magna International, Inc. Class A                          60,000  $  3,630,000
Based in Canada, Magna International is a diversified
supplier of advanced automotive systems.
--------------------------------------------------------------------------------
                                                                   $  3,630,000
--------------------------------------------------------------------------------

Banks - International -- 0.6%
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones                     30,000  $  1,224,375
This specialized multinational bank, based in
Panama City, primarily provides short-term,
trade related financing to stockholder banks
from 22 member countries in Latin America
and the Caribbean.
--------------------------------------------------------------------------------
                                                                   $  1,224,375
--------------------------------------------------------------------------------

Banks - Regional -- 3.2%
--------------------------------------------------------------------------------
Norwest Corp.                                             160,000  $  6,549,999
Provides community banking through more than
700 branches in a 16 state region.
--------------------------------------------------------------------------------
                                                                   $  6,549,999
--------------------------------------------------------------------------------

Beverages -- 2.0%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             115,000  $  4,204,688
Global soft drink producer with businesses
in snack foods and fast food restaurants.
--------------------------------------------------------------------------------
                                                                   $  4,204,688
--------------------------------------------------------------------------------

Building Materials -- 0.3%
--------------------------------------------------------------------------------
Fastenal Co.                                               16,000  $    702,000
Owns and operates more than 600 Fastenal
stores and eight distribution centers
in 48 states, Puerto Rico, and Canada
that sell products to construction and
manufacturing markets.
--------------------------------------------------------------------------------
                                                                   $    702,000
--------------------------------------------------------------------------------

Chemicals -- 2.4%
--------------------------------------------------------------------------------
Monsanto Corp.                                             40,000  $  2,035,000
Major chemical producer.

Praxair, Inc.                                              50,000     2,390,625
The largest producer of industrial gases in North and South America.

Solutia, Inc.                                              20,000       546,250
Makes chemical-based products for applications as
varied as toothpaste, baked goods and windshields.
--------------------------------------------------------------------------------
                                                                   $  4,971,875
--------------------------------------------------------------------------------

Computers and Business Equipment -- 1.3%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                        40,000  $  2,680,000
One of the world's most successful high tech
companies. Products include servers, computers and
workstations for home and business.
--------------------------------------------------------------------------------
                                                                   $  2,680,000
--------------------------------------------------------------------------------

Drugs -- 13.2%
--------------------------------------------------------------------------------
Astra AB Class A                                          213,333  $  4,303,183
Swedish based international pharmaceutical firm with drugs for the control of ulcers and asthma.

Elan Corp., PLC, ADR*                                      95,000     5,895,938
Develops drug delivery systems designed to improve and control the absorption and utilization of pharmaceutical compounds.

Eli Lilly & Co.                                            75,000     4,935,938
A major U.S. drug company, researches,
produces and markets pharmaceuticals spanning the entire drug spectrum.

Pfizer, Inc.                                               65,000     5,752,500
A large international ethical pharmaceutical manufacturer with important positions in hospital products and animal health.

Warner-Lambert Co.                                         45,000     6,581,249
Manufactures and markets drugs, health care
products, and confectionery.
--------------------------------------------------------------------------------
                                                                   $ 27,468,808
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 4.7%
--------------------------------------------------------------------------------
Intel Corp.                                              70,000    $   6,278,125
A manufacturer of semiconductors and other microcomputer components and systems which comprise the heart of the personal computer.

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                                     Shares        Value
--------------------------------------------------------------------------------

Electronics - Semiconductors (continued)
--------------------------------------------------------------------------------
LSI Logic, Inc.*                                        150,000    $  3,553,125
The "system-on-a-chip" company designs and
makes application specific integrated circuits.
--------------------------------------------------------------------------------
                                                                   $  9,831,250
--------------------------------------------------------------------------------

Environmental Services -- 2.0%
--------------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*                            100,000    $  4,162,500
Operator of solid-waste land fills and
collection services, integrating several
large recent acquisitions.
--------------------------------------------------------------------------------
                                                                   $  4,162,500
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 5.2%
--------------------------------------------------------------------------------
Federal National Mortgage Association                    60,000    $  3,828,750
U.S. Government sponsored mortgage lender and provider of secondary mortgage market.

MBNA Corp.                                               93,750       3,357,422
Dominant issuer of MasterCard/Visa credit cards to affinity groups.

MGIC Investment Corp.                                    50,000       3,684,375
The leading provider of private mortgage
insurance coverage to U.S. banks and other
mortgage suppliers.
--------------------------------------------------------------------------------
                                                                   $ 10,870,547
--------------------------------------------------------------------------------

Foods -- 2.1%
--------------------------------------------------------------------------------
Unilever ADR                                             68,000    $  4,373,250
One of the world's largest packaged consumer goods
companies.
--------------------------------------------------------------------------------
                                                                   $  4,373,250
--------------------------------------------------------------------------------

Information Services -- 2.9%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                         100,000    $  6,106,250
The leading independent computing and payroll
processing services firm in the U.S.
--------------------------------------------------------------------------------
                                                                   $  6,106,250
--------------------------------------------------------------------------------

Insurance -- 10.8%
--------------------------------------------------------------------------------
Allstate Corp.                                           65,000    $  6,061,250
Leading underwriter of automotive and homeowners insurance as well as a life insurance carrier.

General RE Corp.                                         25,000       5,325,000
Is the parent company of General Reinsurance, the largest property/casualty reinsurer in the U.S.
and one of the 3 largest in the world.

Mutual Risk Management Ltd.                             160,000    $  5,120,000
Provides risk management services to clients seeking an alternative to traditional commercial insurance, particularly for workers' compensation.

Sunamerica, Inc.                                        130,000       5,890,625
A financial services company specializing in
tax deferred retirement savings plans and
investment products and services.
--------------------------------------------------------------------------------
                                                                   $ 22,396,875
--------------------------------------------------------------------------------

Investment Services -- 4.7%
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                120,000    $  6,120,000
Provides investment management and related services to a family of equity and fixed income mutual funds.

Reuters Group, PLC, ADR                                  60,667       3,632,431
The company is a general
news agency and a financial information distributor.
--------------------------------------------------------------------------------
                                                                   $  9,752,431
--------------------------------------------------------------------------------

Machinery -- 1.6%
--------------------------------------------------------------------------------
Deere & Co.                                              60,000    $  3,367,500
The largest agricultural equipment company and
also producer of earthmoving and forestry machinery.
--------------------------------------------------------------------------------
                                                                   $  3,367,500
--------------------------------------------------------------------------------

Medical Products -- 8.2%
--------------------------------------------------------------------------------
Baxter International, Inc.                               60,000    $  3,397,500
Leading U.S. maker and distributor of health care products used in hospitals and other medical facilities.

Boston Scientific Corp.*                                 65,000       3,883,750
Medical device manufacturer focusing primarily on disposable products in less invasive surgery procedures.

Sofamor Danek Group, Inc.*                              130,000       9,782,499
The dominant supplier of spinal implant devices
used in surgical treatment of spinal diseases and
deformities.
--------------------------------------------------------------------------------
                                                                   $ 17,063,749
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                         Shares    Value
--------------------------------------------------------------------------------

Metals and Minerals -- 7.1%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.                     100,000   $  1,437,500
Operator of third largest copper mine in the world with world's largest gold reserves.

J & L Specialty Steel, Inc.                              190,000      1,745,625
Manufactures flat rolled stainless steel. The company's products are used in a variety of industrial, commercial and consumer products including chemical and refining equipment, cargo, containers & beer kegs.

Oregon Metallurgical*                                    150,000      5,175,000
Produces titanium sponge, engineered products, ingot, mill products and castings.

Potash Corp. of Saskatchewan, Inc./1/                     40,000      3,575,000
The global leader of potash production and number three in phosphates, two of the three components of fertilizer nutrients.

Steel Dynamics Corp.*                                    150,000      2,850,000
Owns and operates a steel minimill, the first
in the world to make thin-slab/flat-rolled steel.
--------------------------------------------------------------------------------
                                                                   $ 14,783,125
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production -- 3.1%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  60,000   $  3,870,000
Leading independent natural gas and crude oil production company.

Triton Energy Ltd.*                                       80,000      2,530,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
--------------------------------------------------------------------------------
                                                                   $  6,400,000
--------------------------------------------------------------------------------

Publishing -- 4.7%
--------------------------------------------------------------------------------
Central Newspapers, Inc. Class A                          80,000   $  5,715,000
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers in Indiana and Louisiana.

McGraw-Hill Companies, Inc.                               53,500      4,045,938
Supplies informational products and services
for businesses, education and industry
through a broad range of media.
--------------------------------------------------------------------------------
                                                                   $  9,760,938
--------------------------------------------------------------------------------


Restaurants -- 0.2%
--------------------------------------------------------------------------------
Tricon Global Restaurants*                                11,500   $    326,313
The former PepsiCo subsidiary that operates
PepsiCo's KFC, Pizza Hut, and Taco Bell
restaurant chains.  Is #2 in world fast food sales.
--------------------------------------------------------------------------------
                                                                   $    326,313
--------------------------------------------------------------------------------


Retail - Food and Drug -- 4.9%
--------------------------------------------------------------------------------
CVS Corp.                                                 80,000   $  5,925,000
The largest drugstore chain in the Northeast.

Safeway, Inc.                                            120,000      4,185,000
Is the nation's second-largest food
retailer with over 1,350 stores located in
the western regions of the U.S. and Canada.
--------------------------------------------------------------------------------
                                                                   $ 10,110,000
--------------------------------------------------------------------------------


Retail - Specialty and Apparel -- 2.3%
--------------------------------------------------------------------------------
Home Depot, Inc.                                          75,000   $  4,785,938
A chain of do-it-yourself warehouse style stores.
--------------------------------------------------------------------------------
                                                                   $  4,785,938
--------------------------------------------------------------------------------


Specialty Chemicals and Materials -- 3.5%
--------------------------------------------------------------------------------
Corning, Inc.                                             85,000   $  3,453,125
Manufactures specialty glass. Its consumer products division makes Corelle dinnerware, Corning Ware cookware, Pyrex glassware, Serengeti sunglasses, and Steuben crystal.

Millipore Corp.                                          100,000      3,781,250
Products use membrane separations technology to
analyze and purify fluids for a variety of high
tech industries.
--------------------------------------------------------------------------------
                                                                   $  7,234,375
--------------------------------------------------------------------------------


Transportation -- 1.2%
--------------------------------------------------------------------------------
Southwest Airlines, Inc.                                  85,000   $  2,438,438
Discount airline expanding throughout the U.S.
--------------------------------------------------------------------------------
                                                                   $  2,438,438
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost $124,981,323)                                  $199,338,974
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Commercial Paper -- 4.2%

                                                 Principal
                                                 Amount
                                                 (000's omitted)  Value
--------------------------------------------------------------------------------
American Express Credit                          $4,213           $   4,211,682
Corp., 5.63%, 3/2/98
General Electric Capital                          4,513               4,511,576
Corp., 5.68%, 3/2/98
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost $8,723,258)                                    $   8,723,258
--------------------------------------------------------------------------------

Total Investments -- 100.1%
   (identified cost $133,704,581)                                 $ 208,062,232
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.1)%                          $    (242,718)
--------------------------------------------------------------------------------


Net Assets -- 100%                                                $ 207,819,514
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

*    Non-income producing security.

/1/  Foreign Security.

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $133,704,581)                               $ 208,062,232
Cash                                                                     2,621
Interest and dividends receivable                                      177,119
Tax reclaim receivable                                                  11,470
Deferred organization expenses (Note 1D)                                 4,590
--------------------------------------------------------------------------------
Total assets                                                     $ 208,258,032
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                $     412,363
Accrued expenses                                                        26,155
--------------------------------------------------------------------------------
Total liabilities                                                $     438,518
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $ 207,819,514
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                 $ 133,463,238
Net unrealized appreciation of
   investments (computed on the basis
   of identified cost)                                              74,356,276
--------------------------------------------------------------------------------
Total                                                            $ 207,819,514
--------------------------------------------------------------------------------



Statement of Operations


For the Six Months Ended
February 28, 1998

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $15,031)                        $   1,365,930
Interest income                                                        312,852
--------------------------------------------------------------------------------
Total income                                                      $  1,678,782
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $    602,735
Custodian fee (Note 1C)                                                33,477
Legal and accounting services                                           9,887
Amortization of organization expenses (Note 1D)                         1,665
Miscellaneous                                                          29,977
--------------------------------------------------------------------------------
Total expenses                                                   $    677,741
--------------------------------------------------------------------------------


Net investment income                                            $  1,001,041
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)               $ 16,647,111
--------------------------------------------------------------------------------
Net realized gain on investment transactions                     $ 16,647,111
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $ 11,478,129
   Foreign currency                                                      (166)
--------------------------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) of investments                                 $ 11,477,963
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                  $ 28,125,074
--------------------------------------------------------------------------------


Net increase in net assets from operations                       $ 29,126,115
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998    Year Ended
in Net Assets                               (Unaudited)          August 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                      $  1,001,041        $    793,297
   Net realized gain on
      investment transactions                   16,647,111          13,698,858
   Net change in unrealized
      appreciation (depreciation)
      of investments                            11,477,963          32,471,499
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                            $ 29,126,115        $ 46,963,654
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 10,009,106        $ 12,015,988
   Withdrawals                                 (11,100,453)        (25,926,786)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                       $ (1,091,347)       $(13,910,798)
--------------------------------------------------------------------------------

Net increase in net assets                    $ 28,034,768        $ 33,052,856
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $179,784,746        $146,731,890
--------------------------------------------------------------------------------
At end of period                              $207,819,514        $179,784,746
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                        Six Months Ended                    Year Ended August 31,
                                                        February 28, 1998   -----------------------------------------------------
                                                        (Unaudited)            1997          1996          1995          1994*
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                     0.71%+           0.72%          0.72%         0.73%          0.73%+
Net investment income                                        1.06%+           0.48%          0.73%         0.67%          0.66%+
Portfolio Turnover                                             23%              28%            62%           84%             4%
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                  $0.0572          $0.0599        $0.0595       $    --        $    --
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $207,820         $179,785       $146,732      $134,003       $131,536
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, August 2, 1994, to August 31, 1994.

/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a

Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

   percentage of average daily net assets. For the period ended February 28, 1998, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $602,735. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 1998, no significant amounts have been deferred.


3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $42,760,532 and $41,334,813, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                  $133,704,581
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $ 80,896,487

   Gross unrealized depreciation                                     (6,540,211)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $ 74,356,276
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended February 28, 1998.

Eaton Vance Growth Fund as of February 28, 1998

INVESTMENT MANAGEMENT

Eaton Vance Growth Fund

Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

William D. Burt
Vice President

Barclay Tittmann
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Growth Portfolio


Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

                      This Page Intentionally Left Blank

Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of Eaton Vance Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Eaton Vance Growth Fund
24 Federal Street
Boston, MA 02110




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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      GFSRC-4/98